Risk concentrations (Details) - item	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk concentrations
Percentage of wells operated by third-party operating partners	100.00%	100.00%
Number of operators		0	0	0
Sales revenue | Oil and natural gas
Risk concentrations
Benchmark percentage of revenues contributed by major operators		10.00%	10.00%	10.00%
Benchmark used to determine the disclosure of revenues contributed by major operators		10.00%	10.00%	10.00%
Sales revenue | Oil and natural gas | Operator A
Risk concentrations
Concentration risk (as a percent)				11.00%
Sales revenue | Oil and natural gas | Operator B
Risk concentrations
Concentration risk (as a percent)				13.00%
Sales revenue | Oil and natural gas | Operator C
Risk concentrations
Concentration risk (as a percent)		12.00%	12.00%	17.00%
Sales revenue | Oil and natural gas | Operator D
Risk concentrations
Concentration risk (as a percent)			15.00%
Sales revenue | Oil and natural gas | Operator E
Risk concentrations
Concentration risk (as a percent)		10.00%
Sales revenue | Oil and natural gas | Operator F
Risk concentrations
Concentration risk (as a percent)		10.00%